COMMITMENTS AND CONTINGENT LIABILITIES (Claims and Demands and Guarantees) (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2007	Dec. 31, 2017	Apr. 30, 2000
Guarantees:
Bank guarantee		$ 97
Claims Related to Discontinued Operations [Member]
Loss Contingencies [Line Items]
Maximum loss due to litigation		$ 185
Threatened Litigation [Member]
Loss Contingencies [Line Items]
Maximum loss due to litigation			$ 63
Litigation loss	$ (51)
Interest rate on litigation demand	1.00%